COMMITMENTS AND CONTINGENCIES (10K) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($) Agreement	Dec. 31, 2013 USD ($)
Future Minimum Annual Rental Payments by Year Under Operating Leases [Abstract]
2015	$ 1,164
2016	1,166
2017	1,191
2018	1,056
2019	878
Thereafter	1,181
Total	6,636
Rent expense	$ 2,000	$ 1,400
Number of employment agreements | Agreement	4
Silver Spring, Maryland [Member] | Corporate [Member]
Locations [Abstract]
Primary Purpose	Executive Office/Administrative/Sales/ Content Acquisition
Lease Expiration Date	Nov. 15, 2020
Woodland Hills, California [Member] | Wholesale [Member]
Locations [Abstract]
Primary Purpose	Administrative/Sales/Content Acquisition
Lease Expiration Date	Jun. 30, 2021
Stillwater, Minnesota [Member] | Direct-to-Consumer [Member]
Locations [Abstract]
Primary Purpose	Sales and Administration for Direct-to-Consumer
Lease Expiration Date	Apr. 30, 2022
London, England [Member] | IP Licensing/Wholesale/Direct-to-Consumer [Member]
Locations [Abstract]
Primary Purpose	Content Development and Production/Sales/ Administration for the U.K., including ACL
Lease Expiration Date	Jul. 01, 2018
Sydney, Australia [Member] | Wholesale [Member]
Locations [Abstract]
Primary Purpose	Sales/Administration
Lease Expiration Date	Mar. 01, 2017
Employment Agreements [Member]
Future Obligations by Year [Abstract]
2015	$ 1,683
2016	983
2017	750
2018	750
2019	750
Total	4,916
Royalty Advances, Minimum Royalty Guarantees and Exclusive Distribution Fee Guarantees [Member]
Future Obligations by Year [Abstract]
Total	$ 7,100